Segments - Operating Earnings Before Income Taxes (Detail) (USD $) In Millions, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Total operating earnings before income taxes	$ 963.7	$ 709.2	$ 918.3	$ 1,119.6	$ 620.6
Closed Block Variable Annuity	(982.9)	(525.0)	(692.3)	(564.5)	(220.2)
Net investment gains (losses) and related charges and adjustments	106.7	400.8	455.5	71.8	(96.4)
Net guaranteed benefit hedging gains (losses) and related charges and adjustments	46.0	113.9	97.2	(269.4)	(30.0)
Loss related to businesses exited through reinsurance or divestment	(47.0)	(34.1)	(45.8)	(35.1)	(3.3)
Income (loss) attributable to noncontrolling interests	84.5	222.4	138.2	190.9	(10.3)
Loss on early extinguishment of debt			0	0	(108.3)
Immediate recognition of net actuarial gains (losses) related to pension and other post-employment benefit obligations and gains (losses) from plan amendments and curtailments		(108.4)
Immediate recognition of net actuarial gains (losses) related to pension and other post-employment benefit obligations and gains (losses) from plan amendments and curtailments			(165.0)	(157.8)	(47.5)
Other adjustments to operating earnings	(40.5)	(64.7)	(100.1)	(77.7)	(66.8)
Income (loss) before income taxes	130.5	714.1	606.0	277.8	37.8
Investment Management
Segment Reporting Information [Line Items]
Total operating earnings before income taxes	125.2	103.3	134.5	87.5	50.1
Total Ongoing Businesses
Segment Reporting Information [Line Items]
Total operating earnings before income taxes	1,076.4	762.0	990.9	1,279.6	1,030.2
Corporate
Segment Reporting Information [Line Items]
Total operating earnings before income taxes	(166.6)	(138.7)	(182.3)	(230.2)	(399.1)
Closed Blocks
Segment Reporting Information [Line Items]
Total operating earnings before income taxes	53.9	85.9	109.7	70.2	(10.5)
Retirement | Retirement Solutions
Segment Reporting Information [Line Items]
Total operating earnings before income taxes	457.2	340.4	448.6	441.9	469.6
Annuities | Retirement Solutions
Segment Reporting Information [Line Items]
Total operating earnings before income taxes	210.6	95.9	102.2	387.6	115.0
Individual Life | Insurance Solutions
Segment Reporting Information [Line Items]
Total operating earnings before income taxes	207.8	141.6	196.2	279.3	313.5
Employee Benefits | Insurance Solutions
Segment Reporting Information [Line Items]
Total operating earnings before income taxes	75.6	80.8	109.4	83.3	82.0
Closed Block Institutional Spread Products | Closed Blocks
Segment Reporting Information [Line Items]
Total operating earnings before income taxes	41.7	41.0	45.7	83.2	(3.8)
Closed Block Other | Closed Blocks
Segment Reporting Information [Line Items]
Total operating earnings before income taxes	$ 12.2	$ 44.9	$ 64.0	$ (13.0)	$ (6.7)